	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2020

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------------------		------------------------------
COMMON STOCKS -- 98.13%
	Consumer Discretionary - Retailing - 6.93%
63,865	Burlington Stores, Inc. *	$16,703,891
155,000	CarMax, Inc. *	14,641,300
141,914	Ollie's Bargain Outlet Holdings, Inc. *	11,604,308
37,000	O'Reilly Automotive, Inc. *	16,745,090
42,000	Ulta Beauty, Inc. *	12,060,720
		-----------------
		71,755,309
		-----------------
	Consumer Discretionary - Services - 4.22%
6,000	Chipotle Mexican Grill, Inc. *	8,320,260
31,370	Domino's Pizza, Inc.	12,029,140
280,000	Service Corporation International	13,748,000
439,000	Wendy's Company (The)	9,622,880
		-----------------
		43,720,280
		-----------------
	Consumer Staples - Food & Staples
	Retailing - 1.33%
370,262	BJ's Wholesale Club, Inc. *	13,803,367
		-----------------
	Consumer Staples - Food, Beverage &
	Tobacco - 3.61%
66,000	Constellation Brands, Inc. - Class A	14,457,300
150,000	Lamb Weston Holdings, Inc.	11,811,000
435,000	Nomad Foods Limited *	11,057,700
		-----------------
		37,326,000
		-----------------
	Financials - Banks - 4.30%
418,732	Citizens Financial Group, Inc.	14,973,856
1,171,477	First Horizon Corporation	14,948,047
346,616	Webster Financial Corporation	14,609,864
		-----------------
		44,531,767
		-----------------
	Financials - Diversified - 2.92%
160,000	Northern Trust Corporation	14,902,400
160,000	Raymond James Financial, Inc.	15,307,200
		-----------------
		30,209,600
		-----------------

	Health Care - Equipment & Services - 13.36%
40,000	Cooper Companies, Inc. (The)	14,532,800
178,330	Globus Medical, Inc. - Class A *	11,630,683
215,000	Hologic, Inc. *	15,658,450
32,500	Insulet Corporation *	8,307,975
184,083	LivaNova PLC *	12,188,135
82,500	ResMed Inc.	17,536,200
280,000	Smith & Nephew plc	11,807,600
77,000	STERIS plc	14,594,580
85,143	Tandem Diabetes Care, Inc. *	8,146,482
35,500	Teleflex Incorporated	14,610,735
34,000	Veeva Systems Inc. - Class A *	9,256,500
		-----------------
		138,270,140
		-----------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 7.26%
60,000	Charles River Laboratories International,
	Inc. *	14,991,600
100,920	IQVIA Holdings Inc. *	18,081,836
14,315	Mettler-Toledo International Inc. *	16,314,519
130,000	PerkinElmer, Inc.	18,655,000
30,000	Vertex Pharmaceuticals Incorporated *	7,090,200
		-----------------
		75,133,155
		-----------------
	Industrials - Capital Goods - 15.04%
225,000	A.O. Smith Corporation	12,334,500
127,500	AMETEK, Inc.	15,419,850
291,100	Fastenal Company	14,214,413
197,500	Fortive Corporation	13,986,950
205,000	Fortune Brands Home & Security, Inc.	17,572,600
70,000	IDEX Corporation	13,944,000
78,000	L3Harris Technologies, Inc.	14,743,560
52,200	Lennox International Inc.	14,301,234
77,500	Nordson Corporation	15,573,625
31,030	Teledyne Technologies Incorporated *	12,163,140
156,302	Westinghouse Air Brake Technologies
	Corporation	11,441,306
		-----------------
		155,695,178
		-----------------
	Industrials - Commercial & Professional
	Services - 9.28%
240,000	IAA, Inc. *	15,595,200
273,443	IHS Markit Ltd.	24,563,385
120,000	Republic Services, Inc.	11,556,000
240,500	TransUnion	23,862,410
98,545	Verisk Analytics, Inc.	20,456,957
		-----------------
		96,033,952
		-----------------

	Industrials - Transportation - 1.13%
60,000	Old Dominion Freight Line, Inc.	11,710,800
		-----------------
	Information Technology - Hardware &
	Equipment - 2.32%
127,500	CDW Corporation	16,803,225
216,208	Vontier Corporation *	7,221,347
		-----------------
		24,024,572
		-----------------
	Information Technology - Semiconductors &
	Semiconductor Equipment - 5.50%
140,000	Maxim Integrated Products, Inc.	12,411,000
113,750	Microchip Technology Incorporated	15,710,013
120,110	Power Integrations, Inc.	9,832,205
124,000	Skyworks Solutions, Inc.	18,957,120
		-----------------
		56,910,338
		-----------------
	Information Technology - Software &
	Services - 15.68%
117,500	Broadridge Financial Solutions, Inc.	18,001,000
2,500	Coupa Software Incorporated *	847,275
82,600	CyberArk Software Ltd. *	13,347,334
66,065	FleetCor Technologies, Inc. *	18,024,514
67,500	Gartner, Inc. *	10,812,825
54,917	Jack Henry & Associates, Inc.	8,896,005
57,000	Palo Alto Networks, Inc. *	20,257,230
65,000	Paylocity Holding Corporation *	13,384,150
138,785	PTC Inc. *	16,600,074
149,605	Qualys, Inc. *	18,232,361
29,000	Twilio Inc. - Class A *	9,816,500
98,000	Zendesk, Inc. *	14,025,760
		-----------------
		162,245,028
		-----------------
	Materials - 2.70%
90,000	AptarGroup, Inc.	12,320,100
105,000	Vulcan Materials Company	15,572,550
		-----------------
		27,892,650
		-----------------
	Real Estate - 2.55%
218,750	CBRE Group, Inc. *	13,720,000
173,729	CyrusOne Inc.	12,708,276
		-----------------
		26,428,276
		-----------------
	TOTAL COMMON STOCKS
	(cost $560,687,972)	1,015,690,412
		-----------------

SHORT-TERM INVESTMENTS - 1.14%
Money Market Fund - 1.14%
$ 11,731,027 Morgan Stanley Liquidity Funds Government
Portfolio (Institutional Class),
7-day net yield 0.03% (cost $11,731,027)	11,731,027
-----------------
TOTAL INVESTMENTS
(cost $572,418,999) - 99.27%	1,027,421,439
-----------------
OTHER ASSETS, NET OF LIABILITIES - 0.73%	7,601,419
-----------------
TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$1,035,022,858
-----------------
-----------------

* Non-income producing.

As of December 31, 2020, investment cost for federal tax purposes was $572,341,636 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$455,903,549
Unrealized depreciation	(823,746)
---------------
Net unrealized appreciation	$455,079,803
---------------
---------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------------	--------------------
Level 1 -
Common Stocks(1)	$1,015,690,412
Money Market Fund	11,731,027
Level 2 -
None	--
Level 3 -
None	--
-----------------
Total	$1,027,421,439
-----------------
-----------------

(1) See Schedule above for further detail by industry.